Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current tax expense (benefit)	$ (36)	$ 80	$ 481
Deferred tax expense (benefit)	34	(262)	193
Adjustment of deferred tax assets and liabilities for enacted rate change			49
Total income tax expense (benefit)	$ (2)	$ (182)	$ 723